Putnam Small Cap Growth Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Small Cap Growth Fund		Class A		Class B		Class C		Class M		Class R		Class R6		Class Y
Management fees	[1]	0.61%		0.61%		0.61%		0.61%		0.61%		0.61%		0.61%
Distribution and service (12b-1) fees		0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses		0.39%	[2]	0.39%	[2]	0.39%	[2]	0.39%	[2]	0.39%	[2]	0.20%	[3]	0.39%	[2]
Total annual fund operating expenses		1.25%		2.00%		2.00%		1.75%		1.50%		0.81%		1.00%
[1]	Management fees are subject to a performance adjustment.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[3]	Other expenses are based on expenses of Class Y shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to Class R6 shares.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Small Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	695	949	1,222	1,999
Class B	703	927	1,278	2,134
Class C	303	627	1,078	2,327
Class M	522	882	1,266	2,340
Class R	153	474	818	1,791
Class R6	83	259	450	1,002
Class Y	102	318	552	1,225

Expense Example, No Redemption - Putnam Small Cap Growth Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	203	627	1,078	2,134
Class C	203	627	1,078	2,327